Document And Entity Information	6 Months Ended
Jun. 30, 2015
Document Information [Line Items]
Entity Registrant Name	Pointer Telocation Ltd
Entity Central Index Key	0000920532
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	PNTR
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2015
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2015